OTHER EXPENSES	12 Months Ended
Dec. 31, 2016
OTHER EXPENSES [Abstract]
OTHER EXPENSES
NOTE 14:	OTHER EXPENSES

	Year ended December 31,
	2016	2015	2014
	$	$	$

Doubtful debt provision	438	1,576	1,225
Acquisition related expenses	165	-	-
Other	110	598	-
Total	713	2,174	1,225

Bad debt

The following is a summary of the accounts receivables allowance for doubtful accounts for the years ended December 31:

	Year ended December 31,
	2016	2015	2014
	$	$	$

Balance at beginning of period	1,576	4,390	2,084
Provision during the period	1,238	1,576	2,306
Doubtful account classified as bad debt	-	(4,390)	-
Reversal of allowance for doubtful account	(800)	-	-
Balance at end of period	2,014	1,576	4,390